Share-Based Compensation - Schedule of Stock-based Compensation (Details) - Successor [Member] - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019
Stock-based compensation	$ 1,945,258	$ 331,183	$ 331,183	$ 4,056,971
Cost of Services [Member]
Stock-based compensation	757,779	165,591	165,591	1,813,635
Selling, General and Administrative Services [Member]
Stock-based compensation	$ 1,187,479	$ 165,592	$ 165,592	$ 2,243,336